Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Server hardware	5 years
Vehicles	5 years

Schedule of currency exchange rates
	September 30, 2025	March 31, 2025	September 30, 2024
Year-end spot rate	US$1=7.1055 RMB	US$1=7.1782 RMB	US$1=7.0074 RMB
Average rate	US$1=7.1505 RMB	US$1=7.1349 RMB	US$1=7.0994 RMB